Convertible notes payable	12 Months Ended
Dec. 31, 2024
Convertible Notes Payable
Convertible notes payable

Note 11 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Investors	-	149,090,866	20,740,480
Total	-	149,090,866	20,740,480

During the year ended December 31, 2024, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value USD 0.2[1]. As of December 31, 2023 and 2024, there were nil and RMB 149,090,866 (USD 20,740,480) convertible notes payable outstanding, respectively. In the year ended at December 31, 2024, the cash received from convertible notes payable issued by Company was RMB 701,803,492 (USD 97,630,000). The total amount of convertible notes payable converted to shares was RMB 552,712,626 (USD 76,889,520). The balance of the convertible notes payable was RMB 149,090,866 (USD 20,740,480).

The issuance of convertible notes payable in the year ended at December 31, 2024 are as followings:

On February 27, 2024, the Company entered into various Convertible Note Purchase Agreements (“Purchase Agreements”) with certain investors (the “Investors”). On February 28, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note (the “Notes”) pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 11,000,000.

On February 27, 2024, the Company entered into Securities Purchase Agreements with certain investors (the “Investors”), relating to our issuance of an aggregate of USD 11,000,000 (the “Principal Amount”) Convertible Promissory Notes due after 360 days of issuance (the “Convertible Notes”) and our ordinary shares that are issuable upon conversion of the Convertible Note.

On June 5, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On June 6, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 30,000,000.

On August 1, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On August 2, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 30,000,000.

On October 7, 2024, the Company entered into Convertible Note Purchase Agreements with certain investors. On October 8, 2024, the Company issued to each Investor an Unsecured Convertible Promissory Note pursuant to the relevant Purchase Agreements. The aggregate original principal amount of the Notes is USD 20,000,000.

On October 14, 2024, Company issued to WiMi a convertible note in the principal amount of USD 5,000,000 (the “Convertible Note”). Pursuant to the Note Purchase Agreement, WiMi may elect to purchase additional convertible notes in closings in the same form of the Convertible Note in an aggregate principal amount not to exceed USD 20,000,000 in connection with the Transaction.

[1]	Number of shares has been retrospectively adjusted for the share consolidation (10 to 1, and 20 to 1) effective March 22, 2024 and December 13, 2024